SGI U.S. Large Cap Core ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace/Defense - 0.8%
General Dynamics Corp.	758	$258,956
General Electric Co.	1,383	412,756
Lockheed Martin Corp.	474	217,026
		888,738

Airlines - 0.4%
Delta Air Lines, Inc.	3,644	233,580
United Airlines Holdings, Inc. (a)	2,247	229,104
		462,684

Apparel - 2.5%
Deckers Outdoor Corp. (a)	13,604	1,197,560
Ralph Lauren Corp.	2,556	938,895
Tapestry, Inc.	5,521	603,335
		2,739,790

Auto Manufacturers - 0.5%
Ford Motor Co.	17,482	232,161
General Motors Co.	3,658	268,936
		501,097

Banks - 3.5%
Bank of America Corp.	3,960	212,454
Bank of New York Mellon Corp.	1,945	218,034
Citigroup, Inc.	2,102	217,767
JPMorgan Chase & Co.	5,176	1,620,502
Northern Trust Corp.	2,640	346,738
PNC Financial Services Group, Inc.	2,373	452,579
State Street Corp.	1,799	214,117
US Bancorp	4,480	219,744
Wells Fargo & Co.	3,700	317,645
		3,819,580

Beverages - 1.4%
Monster Beverage Corp. (a)	3,429	257,141
PepsiCo, Inc.	8,480	1,261,315
		1,518,456

Biotechnology - 4.5%
Biogen, Inc. (a)	1,462	266,216
Gilead Sciences, Inc.	2,097	263,886
Incyte Corp. (a)	7,907	825,965
Regeneron Pharmaceuticals, Inc.	4,184	3,264,315
Vertex Pharmaceuticals, Inc. (a)	568	246,291
		4,866,673

Building Materials - 0.3%
Lennox International, Inc.	311	155,149
Trane Technologies PLC	515	217,062
		372,211

Chemicals - 1.0%
CF Industries Holdings, Inc.	12,324	969,899
Mosaic Co.	6,646	162,760
		1,132,659

Commercial Services - 0.8%
Automatic Data Processing, Inc.	2,735	698,246
Cintas Corp.	1,002	186,392
		884,638

Computers - 6.7%
Accenture PLC - Class A	821	205,250
Apple, Inc.	23,261	6,486,330
EPAM Systems, Inc. (a)	1,126	210,562
Fortinet, Inc. (a)	2,173	176,295
NetApp, Inc.	1,752	195,453
		7,273,890

Cosmetics/Personal Care - 0.7%
Colgate-Palmolive Co.	6,740	541,829
Procter & Gamble Co.	1,383	204,905
		746,734

Distribution/Wholesale - 0.4%
Copart, Inc. (a)	6,693	260,893
WW Grainger, Inc.	173	164,113
		425,006

Diversified Financial Services - 3.8%
Blackrock, Inc.	194	203,176
Charles Schwab Corp.	5,622	521,328
Interactive Brokers Group, Inc., Class A - Class A	13,377	869,773
Mastercard, Inc. - Class A	4,055	2,232,399
Visa, Inc. - Class A	980	327,751
		4,154,427

Electric - 2.2%
Ameren Corp.	1,980	210,573
Consolidated Edison, Inc.	2,556	256,520
DTE Energy Co.	9,477	1,298,633
Exelon Corp.	4,724	222,595
NextEra Energy, Inc.	2,632	227,115
Vistra Corp.	1,076	192,454
		2,407,890

Electronics - 0.6%
Amphenol Corp. - Class A	3,401	479,201
Honeywell International, Inc.	1,006	193,343
		672,544

Engineering & Construction - 0.5%
EMCOR Group, Inc.	865	532,036

Hand/Machine Tools - 0.2%
Snap-on, Inc.	636	216,272

Healthcare-Products - 1.1%
Boston Scientific Corp. (a)	2,249	228,454
Danaher Corp.	1,114	252,633
Insulet Corp. (a)	602	196,968
Intuitive Surgical, Inc. (a)	932	534,483
		1,212,538

Healthcare-Services - 0.9%
Elevance Health, Inc.	499	168,792
UnitedHealth Group, Inc.	1,597	526,643
Universal Health Services, Inc. - Class B	945	230,230
		925,665

Insurance - 4.8%
Allstate Corp.	5,701	1,214,199
Arch Capital Group Ltd. (a)	3,942	370,233
Berkshire Hathaway, Inc. - Class B (a)	2,188	1,124,216
Cincinnati Financial Corp.	1,152	193,064
Everest Group Ltd.	1,272	399,777
Progressive Corp.	8,474	1,938,766
		5,240,255

Internet - 14.0%
Airbnb, Inc. - Class A (a)	1,739	203,445
Alphabet, Inc. - Class A	19,010	6,086,622
Amazon.com, Inc. (a)	13,967	3,257,384
Booking Holdings, Inc.	361	1,774,203
DoorDash, Inc. - Class A (a)	859	170,400
Meta Platforms, Inc. - Class A	5,087	3,296,122
Netflix, Inc. (a)	1,889	203,219
VeriSign, Inc.	772	194,536
		15,185,931

Iron/Steel - 0.2%
Steel Dynamics, Inc.	1,399	234,794

Machinery-Construction & Mining - 1.1%
Caterpillar, Inc.	811	466,941
GE Vernova, Inc.	1,289	773,104
		1,240,045

Machinery-Diversified - 0.3%
Westinghouse Air Brake Technologies Corp.	1,473	307,194

Media - 2.4%
Comcast Corp. - Class A	6,956	185,655
Fox Corp. - Class B	40,772	2,375,377
		2,561,032

Mining - 2.5%
Freeport-McMoRan, Inc.	35,924	1,544,013
Newmont Corp.	12,331	1,118,792
		2,662,805

Miscellaneous Manufacturing - 0.7%
3M Co.	2,139	368,015
Axon Enterprise, Inc. (a)	738	398,623
		766,638

Oil & Gas - 1.3%
Coterra Energy, Inc.	7,513	201,649
Devon Energy Corp.	6,337	234,849
Diamondback Energy, Inc.	1,484	226,444
Expand Energy Corp.	1,881	229,350
Exxon Mobil Corp.	1,937	224,537
Marathon Petroleum Corp.	1,302	252,236
		1,369,065

Pharmaceuticals - 3.8%
AbbVie, Inc.	3,156	718,621
Bristol-Myers Squibb Co.	4,891	240,637
Dexcom, Inc. (a)	2,273	144,267
Eli Lilly & Co.	1,324	1,423,922
Merck & Co., Inc.	14,933	1,565,427
		4,092,874

Pipelines - 0.4%
ONEOK, Inc.	2,544	185,254
Targa Resources Corp.	1,157	202,834
		388,088

Real Estate - 2.2%
CBRE Group, Inc. - Class A (a)	14,742	2,385,698

REITS - 1.3%
Equinix, Inc.	223	167,988
Extra Space Storage, Inc.	1,461	194,561
Host Hotels & Resorts, Inc.	11,582	204,191
Public Storage	693	190,256
Simon Property Group, Inc.	3,218	599,578
		1,356,574

Retail - 1.2%
AutoZone, Inc. (a)	47	185,854
Costco Wholesale Corp.	779	711,687
Lululemon Athletica, Inc. (a)	1,108	204,071
Ulta Beauty, Inc. (a)	399	214,993
		1,316,605

Semiconductors - 16.6%
Analog Devices, Inc.	1,030	273,300
Applied Materials, Inc.	1,019	257,043
Broadcom, Inc.	4,131	1,664,628
KLA-Tencor Corp.	235	276,235
Lam Research Corp.	11,935	1,861,860
Micron Technology, Inc.	10,712	2,533,174
Monolithic Power Systems, Inc.	206	191,203
NVIDIA Corp.	58,364	10,330,428
QUALCOMM, Inc.	2,022	339,878
Texas Instruments, Inc.	1,286	216,395
		17,944,144

Software - 11.6%
Adobe Systems, Inc. (a)	1,467	469,631
Autodesk, Inc. (a)	1,521	461,380
Cadence Design Systems, Inc. (a)	645	201,137
Microsoft Corp.	18,269	8,988,530
Oracle Corp.	765	154,492
Palantir Technologies, Inc. - Class A (a)	11,989	2,019,547
Salesforce.com, Inc.	835	192,501
ServiceNow, Inc. (a)	170	138,110
		12,625,328

Telecommunications - 1.8%
Arista Networks, Inc. (a)	9,363	1,223,557
T-Mobile US, Inc.	3,642	761,214
		1,984,771

Transportation - 0.3%
FedEx Corp.	973	268,237
TOTAL COMMON STOCKS (Cost $94,111,949)		107,683,606

EXCHANGE TRADED FUNDS - 0.6%	Shares	Value
Vanguard S&P 500 ETF	966	607,044
TOTAL EXCHANGE TRADED FUNDS (Cost $595,105)		607,044

TOTAL INVESTMENTS - 99.9% (Cost $94,707,054)		108,290,650
Other Assets in Excess of Liabilities - 0.1%		155,750
TOTAL NET ASSETS - 100.0%		$108,446,400

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SGI U.S. Large Cap Core ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$107,683,606	$–	$–	$107,683,606
Exchange Traded Funds	607,044	–	–	607,044
Total Investments	$108,290,650	$–	$–	$108,290,650

Refer to the Schedule of Investments for further disaggregation of investment categories.